Accounts Receivable, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Accounts receivable	¥ 7,973,229	¥ 9,817,292
Less: allowance for doubtful accounts	(2,356,034)	0
Accounts receivable, net	5,617,195	¥ 9,817,292
Beginning balance	0
Provision	2,356,034
Ending balance	¥ 2,356,034